Related Party Transactions - Schedule of Payments to Board of Directors and Key Management Personnel (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Short-term employee benefits	$ 27,168	$ 31,868	$ 31,364
Other long-term benefits	3,277
Compensation for termination of contract	982	931	799
Totals	$ 31,427	$ 32,799	$ 32,163